Annual Fund Operating Expenses - Goldman Sachs Access US Treasury Bond ETF - Goldman Sachs Access US Treasury Bond ETF	Dec. 29, 2021
Operating Expenses:
Management Fee	0.14%
Distribution and Service (12b-1) Fee	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.14%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.